Notes Payable	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Notes Payable

NOTE 6 - NOTES PAYABLE

Notes payable consisted of the following at June 30, 2011:

	Face Amount of		Notes Payable
	Notes Payable	Note Discounts	Net of Discounts
Individual loans	$147,000	$-	$147,000
Convertible debt from services	9,163	-	9,163
2 year convertible notes	24,850	(24,633)	217
Total notes payable	$181,013	$(24,633)	$156,380

In the three months ended June 30, 2011, we repaid one individual loan in the amount of $20,000 and borrowed an additional $147,000 in loans from individuals. Those loans bear interest at five percent, are unsecured and are due six months from the date of the advance.

During the three months ended June 30, 2011, the holder of the two year convertible note converted $150 in principal into shares of 100,000 shares of common stock. Additionally, we issued 400,000,000 shares for conversion of $25,000 of convertible debt originally issued for services during fiscal 2011.

At June 30, 2011, we had accrued interest of $9,947.

NOTE 10 - NOTES PAYABLE &CONVERTIBLE DEBT

During the fiscal years ended March 31, 2011 and 2010 we entered into several borrowing arrangements. The amounts borrowed under those arrangements are included in notes payable and convertible debt in the accompanying consolidated balance sheet.

Notes payable consist of the following at March 31, 2011:

	Face Amount of		Notes Payable,
	Notes Payable	Note Discounts	Net of Discounts
Individual loans	$20,000	$--	$20,000
Total notes payable	$20,000	$--	$20,000

Convertible debt consisted of the following at March 31, 2011:

	Face Amount of
	Convertible Debt	Note Discounts	Convertible Debt
Convertible debt from services (see Note 13)	$34,064	$--	$34,064
2 year convertible notes	25,000	(24,898)	102
Total notes payable	$59,064	$24,878	$34,166

During the fiscal year ended March 31, 2011, we recorded $20,305 of interest expense related to the contractual coupons of our notes payable and $102 from amortization of debt discounts on our convertible notes for a total of $20,408.

During fiscal 2011, the Company settled all of its notes payable that were outstanding as of March 31, 2010 through issuances of common stock. See Note 8.

Notes payable consist of the following at March 31, 2010:

	Face Amount of		Notes Payable,
	Notes Payable	Note Discounts	Net of Discounts
Individual loans (in default)	$95,737	$--	$95,737
Total notes payable	$95,737	$--	$95,737

Convertible debt consisted of the following at March 31, 2010:

	Face Amount of
	Convertible Debt	Note Discounts	Convertible Debt
Convertible debt from services (see Note 13)	$295,000	$--	$295,000
1 year convertible notes (in default)	81,361	--	81,361
3 year convertible notes	6,200	--	6,200
Total notes payable	$382,561	$--	$382,561

During the fiscal year ended March 31, 2010, we recorded $200,106 of interest expense related to the contractual coupons of our notes payable and $369,144 from amortization of debt discounts on our convertible notes for a total of $569,250.

At March 31, 2010, $95,737 of our individual loans were in default and out 1 year convertible notes were in default.

Future minimum principal payments required under our notes payable are as follows:

Year Ending March 31,	Principal Amount
2012	$79,064
$79,064

Individual Loans

On March 15, 2011, the Company issued a $20,000 promissory note to an investor. The investor is the same consultant that received convertible debt for services described in Note 13. The note bears interest at 5% and is due in six months. During that same fiscal year, we settled $64,800 of our Individual Loans to common stock and exchanged an individual loan in the amount of $55,937 for a 2 Year Convertible Note. The exchange was accounted for as an extinguishment of debt. No loss was recognized on the extinguishment. As a result of these conversions and transfer, we no longer had an Individual Loans in default as of March 31, 2011. We had accrued $3,047 in interest related to the Individual Loans as of March 31, 2011.

During the fiscal year ended March 31, 2010, the noteholders agreed to convert $65,788 of the Individual Loans to common stock. Additionally, we borrowed $25,000 from a different shareholder. At March 31, 2010 we were in default on $95,737 of the original Individual Loans and are not in default on the more recently funded $25,000 Individual Loan. We had accrued $98,549 in interest related to the Individual Loans as of March 31, 2010.

One Year Convertible Notes Payable

During the fiscal year ended March 31, 2009, we borrowed $700,325 from certain shareholders under short term promissory notes (“One Year Notes Payable”).

During the fiscal year ended March 31, 2010, certain noteholders agreed to convert $653,964 of the One Year Notes Payable to common stock and another investor funded a new loan of $35,000, this resulted in a balance of $81,361 at March 31, 2010. The interest rate associated with the One Year Notes Payable is the 15% default interest rate. At March 31, 2010, we were in default on these short-term notes. We had accrued $47,607 in interest related to the One Year Notes Payable as of March 31, 2010.

During the fiscal year ended March 31, 2011, the remaining note holder converted his principal balance of $81,361 to common stock.

Two Year Convertible Notes Payable

During the fiscal year ended March 31, 2011, we borrowed $25,000 under a Two Year Convertible Note Payable from an individual and converted $60,000 in a Two Year Convertible Note Payable to common stock. Due to the beneficial conversion feature (“BCF”) relating to the $25,000 Two Year Notes Payable that funded during fiscal 2011, we recorded a discount associated with the BCF of $25,000 and we are amortizing that discount over the terms of the note using the effective interest method.

Three Year Convertible Notes Payable

During the fiscal year ended March 31, 2009, we borrowed $92,675 from certain shareholders under promissory notes (“Three Year Notes Payable”). During the fiscal year ended March 31, 2010, certain noteholders agreed to convert $86,475 of the Three Year Notes Payable to common stock; this resulted in a balance of $6,200 at March 31, 2010. At March 31, 2010 we had accrued $7,144 in interest related to the Three Year Notes Payable. During the fiscal year ended March 31, 2011, the two remaining note holders agreed to convert the remaining principal balance of $6,200 to common stock.